HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ADVERTISING & MARKETING - 0.1%
1,303	Interpublic Group of Companies, Inc.	$47,781
1,137	Omnicom Group, Inc.	82,387
		130,168
	AEROSPACE & DEFENSE - 0.0%(a)
13	Teledyne Technologies, Inc.(b)	5,585
45	Woodward, Inc.	5,094
		10,679
	APPAREL & TEXTILE PRODUCTS - 0.0%(a)
66	VF Corporation	4,421

	ASSET MANAGEMENT - 0.5%
50	Affiliated Managers Group, Inc.	7,555
202	Ameriprise Financial, Inc.	53,352
123	Ares Management Corporation, Class A	9,081
85	B Riley Financial, Inc.	5,018
73	BlackRock, Inc.	61,222
399	Carlyle Group, Inc.	18,865
825	Charles Schwab Corporation	60,093
149	Federated Hermes, Inc., Class B	4,843
1,016	Franklin Resources, Inc.	30,196
1,313	Invesco Ltd.	31,656
179	LPL Financial Holdings, Inc.	28,060
1,418	ODP Corporation(b)	56,947
180	Oppenheimer Holdings, Inc., Class A	8,152
669	Raymond James Financial, Inc.	61,735
345	Stifel Financial Corporation	23,446
115	T Rowe Price Group, Inc.	22,621
		482,842
	AUTOMOTIVE - 0.0%(a)
2,252	Tenneco, Inc., Class A(b)	32,136
807	Velodyne Lidar, Inc.(b)	4,777
		36,913
	BANKING - 3.9%
99	Ameris Bancorp	5,136

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BANKING - 3.9% (Continued)
423	Associated Banc-Corporation	$9,061
204	BancorpSouth Bank	6,075
17,532	Bank of America Corporation	744,233
57	Bank of Hawaii Corporation	4,684
187	Bank OZK	8,037
217	BankUnited, Inc.	9,075
117	BOK Financial Corporation	10,477
125	Cathay General Bancorp	5,174
331	CIT Group, Inc.	17,195
3,920	Citigroup, Inc.	275,106
1,266	Citizens Financial Group, Inc.	59,477
356	Comerica, Inc.	28,658
121	Commerce Bancshares, Inc.	8,431
77	Cullen/Frost Bankers, Inc.	9,134
167	East West Bancorp, Inc.	12,949
1,544	Fifth Third Bancorp	65,527
12	First Citizens BancShares, Inc., Class A	10,118
204	First Hawaiian, Inc.	5,987
885	First Horizon Corporation	14,417
252	First Midwest Bancorp, Inc.	4,791
113	First Republic Bank	21,795
160	Flagstar Bancorp, Inc.	8,125
733	FNB Corporation	8,517
381	Fulton Financial Corporation	5,822
173	Hancock Whitney Corporation	8,152
423	Hilltop Holdings, Inc.	13,819
227	Home BancShares, Inc.	5,341
2,241	Huntington Bancshares, Inc.	34,646
441	Investors Bancorp, Inc.	6,664
4,848	JPMorgan Chase & Company	793,569
2,710	KeyCorporation	58,590
337	M&T Bank Corporation	50,328
957	New York Community Bancorp, Inc.	12,317
318	Old National Bancorp	5,390

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BANKING - 3.9% (Continued)
181	PacWest Bancorp	$8,203
773	People’s United Financial, Inc.	13,504
69	Pinnacle Financial Partners, Inc.	6,492
1,404	PNC Financial Services Group, Inc.	274,679
92	Prosperity Bancshares, Inc.	6,544
2,619	Regions Financial Corporation	55,811
39	Signature Bank	10,619
171	Simmons First National Corporation, Class A	5,055
68	SouthState Corporation	5,078
305	Sterling Bancorp	7,613
40	SVB Financial Group(b)	25,875
286	Synovus Financial Corporation	12,553
113	Texas Capital Bancshares, Inc.(b)	6,782
1,709	Truist Financial Corporation	100,233
108	UMB Financial Corporation	10,445
389	Umpqua Holdings Corporation	7,877
158	United Bankshares, Inc.	5,748
2,617	US Bancorp	155,554
606	Valley National Bancorp	8,066
136	Washington Federal, Inc.	4,666
175	Webster Financial Corporation	9,531
10,928	Wells Fargo & Company	507,168
81	Western Alliance Bancorp	8,814
143	Wintrust Financial Corporation	11,493
355	Zions Bancorp NA	21,971
		3,637,191
	BEVERAGES - 1.7%
3,880	Coca-Cola Company	203,584
4,180	Keurig Dr Pepper, Inc.	142,789
8,164	PepsiCo, Inc.	1,227,947
		1,574,320
	BIOTECH & PHARMA - 14.0%
96	4D Molecular Therapeutics, Inc.(b)	2,589
11,389	AbbVie, Inc.	1,228,531

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 14.0% (Continued)
1,014	ACADIA Pharmaceuticals, Inc.(b)	$16,843
264	Acceleron Pharma, Inc.(b)	45,434
249	Aerie Pharmaceuticals, Inc.(b)	2,839
912	Agenus, Inc.(b)	4,788
394	Agios Pharmaceuticals, Inc.(b)	18,183
1,996	Akebia Therapeutics, Inc.(b)	5,748
134	Akoya Biosciences, Inc.(b)	1,871
93	Albireo Pharma, Inc.(b)	2,902
266	Alector, Inc.(b)	6,070
277	Allakos, Inc.(b)	29,326
586	Allogene Therapeutics, Inc.(b)	15,060
370	Alnylam Pharmaceuticals, Inc.(b)	69,860
429	ALX Oncology Holdings, Inc.(b)	31,686
4,113	Amgen, Inc.	874,629
1,106	Amicus Therapeutics, Inc.(b)	10,562
392	Amphastar Pharmaceuticals, Inc.(b)	7,452
152	AnaptysBio, Inc.(b)	4,122
115	Anika Therapeutics, Inc.(b)	4,894
715	Antares Pharma, Inc.(b)	2,603
291	Apellis Pharmaceuticals, Inc.(b)	9,591
72	Arcturus Therapeutics Holdings, Inc.(b)	3,440
271	Arcus Biosciences, Inc.(b)	9,450
2,406	Ardelyx, Inc.(b)	3,176
489	Arena Pharmaceuticals, Inc.(b)	29,120
593	Arrowhead Pharmaceuticals, Inc.(b)	37,021
286	Atea Pharmaceuticals, Inc.(b)	10,027
418	Avid Bioservices, Inc.(b)	9,016
163	Avidity Biosciences, Inc.(b)	4,015
427	Axsome Therapeutics, Inc.(b)	14,074
191	Beam Therapeutics, Inc.(b)	16,619
167	BioAtla, Inc.(b)	4,916
698	BioCryst Pharmaceuticals, Inc.(b)	10,030
1,338	Biogen, Inc.(b)	378,641
161	Biohaven Pharmaceutical Holding Company Ltd.(b)	22,365

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 14.0% (Continued)
779	BioMarin Pharmaceutical, Inc.(b)	$60,209
717	Bluebird Bio, Inc.(b)	13,702
349	Blueprint Medicines Corporation(b)	35,881
213	Bolt Biotherapeutics, Inc.(b)	2,694
696	Bridgebio Pharma, Inc.(b)	32,622
18,672	Bristol-Myers Squibb Company	1,104,822
201	C4 Therapeutics, Inc.(b)	8,981
249	Cara Therapeutics, Inc.(b)	3,847
528	Catalyst Pharmaceuticals, Inc.(b)	2,798
205	ChemoCentryx, Inc.(b)	3,506
496	Chimerix, Inc.(b)	3,070
695	Clovis Oncology, Inc.(b)	3,100
486	Coherus Biosciences, Inc.(b)	7,810
635	Corcept Therapeutics, Inc.(b)	12,497
125	Crinetics Pharmaceuticals, Inc.(b)	2,631
797	Curis, Inc.(b)	6,241
284	Cytokinetics, Inc.(b)	10,150
1,191	CytomX Therapeutics, Inc.(b)	6,062
328	Deciphera Pharmaceuticals, Inc.(b)	11,145
588	Denali Therapeutics, Inc.(b)	29,665
488	Dicerna Pharmaceuticals, Inc.(b)	9,838
321	Dynavax Technologies Corporation(b)	6,166
55	Eagle Pharmaceuticals, Inc.(b)	3,068
187	Editas Medicine, Inc.(b)	7,682
3,867	Eli Lilly and Company	893,470
378	Emergent BioSolutions, Inc.(b)	18,926
245	Enanta Pharmaceuticals, Inc.(b)	13,918
812	Epizyme, Inc.(b)	4,157
413	Esperion Therapeutics, Inc.(b)	4,977
2,532	Exelixis, Inc.(b)	53,526
463	Fate Therapeutics, Inc.(b)	27,442
1,113	FibroGen, Inc.(b)	11,375
566	Finch Therapeutics Group, Inc.(b)	7,358
280	Forma Therapeutics Holdings, Inc.(b)	6,493

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 14.0% (Continued)
9,950	Gilead Sciences, Inc.	$695,008
348	Global Blood Therapeutics, Inc.(b)	8,867
83	Guardant Health, Inc.(b)	10,376
1,197	Halozyme Therapeutics, Inc.(b)	48,694
218	Harmony Biosciences Holdings, Inc.(b)	8,356
319	Harpoon Therapeutics, Inc.(b)	2,520
614	Heron Therapeutics, Inc.(b)	6,564
351	Hookipa Pharma, Inc.(b)	2,067
134	IGM Biosciences, Inc.(b)	8,812
1,555	ImmunoGen, Inc.(b)	8,817
818	Immunovant, Inc.(b)	7,108
1,587	Incyte Corporation(b)	109,154
97	Inhibrx, Inc.(b)	3,231
372	Innoviva, Inc.(b)	6,216
788	Inovio Pharmaceuticals, Inc.(b)	5,642
552	Insmed, Inc.(b)	15,202
137	Intellia Therapeutics, Inc.(b)	18,379
295	Intercept Pharmaceuticals, Inc.(b)	4,381
83	Intersect ENT, Inc.(b)	2,258
432	Intra-Cellular Therapies, Inc.(b)	16,105
741	Ionis Pharmaceuticals, Inc.(b)	24,853
784	Iovance Biotherapeutics, Inc.(b)	19,333
2,069	Ironwood Pharmaceuticals, Inc.(b)	27,021
10,848	Johnson & Johnson	1,751,951
553	Kadmon Holdings, Inc.(b)	4,817
164	KalVista Pharmaceuticals, Inc.(b)	2,862
136	Karuna Therapeutics, Inc.(b)	16,637
664	Karyopharm Therapeutics, Inc.(b)	3,864
155	Keros Therapeutics, Inc.(b)	6,132
226	Kinnate Biopharma, Inc.(b)	5,203
202	Kodiak Sciences, Inc.(b)	19,388
443	Kura Oncology, Inc.(b)	8,297
163	Kymera Therapeutics, Inc.(b)	9,575
1,101	Lexicon Pharmaceuticals, Inc.(b)	5,296

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 14.0% (Continued)
120	Ligand Pharmaceuticals, Inc.(b)	$16,718
656	MacroGenics, Inc.(b)	13,737
120	Madrigal Pharmaceuticals, Inc.(b)	9,575
1,682	MannKind Corporation(b)	7,317
2,164	Maravai LifeSciences Holdings, Inc.(b)	106,209
221	Marinus Pharmaceuticals, Inc.(b)	2,515
209	MeiraGTx Holdings PLC(b)	2,755
15,097	Merck & Company, Inc.	1,133,936
432	Mersana Therapeutics, Inc.(b)	4,074
258	Mirati Therapeutics, Inc.(b)	45,643
740	Moderna, Inc.(b)	284,796
138	Morphic Holding, Inc.(b)	7,816
2,273	Nektar Therapeutics(b)	40,823
671	Neurocrine Biosciences, Inc.(b)	64,356
538	NGM Biopharmaceuticals, Inc.(b)	11,309
113	Nkarta, Inc.(b)	3,143
188	Novavax, Inc., Class A(b)	38,974
189	Nurix Therapeutics, Inc.(b)	5,662
1,030	Ocugen, Inc.(b)	7,395
435	Ocular Therapeutix, Inc.(b)	4,350
402	Omeros Corporation(b)	5,544
305	Organogenesis Holdings, Inc.(b)	4,343
272	Pacira BioSciences, Inc.(b)	15,232
36,003	Pfizer, Inc.	1,548,489
293	Pliant Therapeutics, Inc.(b)	4,946
605	PMV Pharmaceuticals, Inc.(b)	18,029
214	Praxis Precision Medicines, Inc.(b)	3,957
1,149	Precigen, Inc.(b)	5,734
347	Prestige Consumer Healthcare, Inc.(b)	19,470
326	Prometheus Biosciences, Inc.(b)	7,729
132	Protagonist Therapeutics, Inc.(b)	2,339
386	PTC Therapeutics, Inc.(b)	14,363
384	Radius Health, Inc.(b)	4,765
73	RAPT Therapeutics, Inc.(b)	2,267

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 14.0% (Continued)
786	Recursion Pharmaceuticals, Inc.(b)	$18,086
564	Regeneron Pharmaceuticals, Inc.(b)	341,322
343	REGENXBIO, Inc.(b)	14,379
367	Relay Therapeutics, Inc.(b)	11,572
317	Revance Therapeutics, Inc.(b)	8,832
436	REVOLUTION Medicines, Inc.(b)	11,994
888	Rigel Pharmaceuticals, Inc.(b)	3,223
385	Rocket Pharmaceuticals, Inc.(b)	11,508
5,853	Royalty Pharma PLC	211,527
677	Sage Therapeutics, Inc.(b)	29,998
918	Sangamo Therapeutics, Inc.(b)	8,271
415	Sarepta Therapeutics, Inc.(b)	38,379
115	Scholar Rock Holding Corporation(b)	3,797
862	Seagen, Inc.(b)	146,368
253	Shattuck Labs, Inc.(b)	5,156
581	SIGA Technologies, Inc.(b)	4,294
988	Sorrento Therapeutics, Inc.(b)	7,538
190	SpringWorks Therapeutics, Inc.(b)	12,054
462	Supernus Pharmaceuticals, Inc.(b)	12,322
296	Sutro Biopharma, Inc.(b)	5,591
238	Syndax Pharmaceuticals, Inc.(b)	4,548
890	TG Therapeutics, Inc.(b)	29,619
309	Travere Therapeutics, Inc.(b)	7,493
262	Turning Point Therapeutics, Inc.(b)	17,405
186	Twist Bioscience Corporation(b)	19,896
475	Ultragenyx Pharmaceutical, Inc.(b)	42,840
281	United Therapeutics Corporation(b)	51,867
413	Vanda Pharmaceuticals, Inc.(b)	7,079
452	Vaxart, Inc.(b)	3,593
852	Verastem, Inc.(b)	2,624
1,828	Vertex Pharmaceuticals, Inc.(b)	331,581
384	Veru, Inc.(b)	3,276
398	Viatris, Inc.	5,393
576	Vir Biotechnology, Inc.(b)	25,068

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 14.0% (Continued)
162	XBiotech, Inc.	$2,098
502	Xencor, Inc.(b)	16,395
222	Y-mAbs Therapeutics, Inc.(b)	6,336
329	Zogenix, Inc.(b)	4,998
		13,226,938
	CABLE & SATELLITE - 1.2%
859	Altice USA, Inc., Class A(b)	17,798
2	Cable One, Inc.	3,626
323	Charter Communications, Inc., Class A(b)	235,002
13,347	Comcast Corporation, Class A	746,499
1,314	DISH Network Corporation, Class A(b)	57,106
368	Liberty Broadband Corporation - Series A(b)	61,953
219	WideOpenWest, Inc.(b)	4,303
		1,126,287
	CHEMICALS - 7.1%
5,801	American Vanguard Corporation	87,305
15,727	CF Industries Holdings, Inc.	877,881
76,365	Corteva, Inc.	3,213,438
516	CVR Partners, L.P.	35,965
4,375	Ecolab, Inc.	912,713
9,152	FMC Corporation	837,957
282	International Flavors & Fragrances, Inc.	37,709
77	Minerals Technologies, Inc.	5,378
19,564	Mosaic Company	698,826
22	Rogers Corporation(b)	4,103
		6,711,275
	COMMERCIAL SUPPORT SERVICES - 0.7%
482	ABM Industries, Inc.	21,695
686	ADT, Inc.	5,550
696	Advantage Solutions, Inc.(b)	6,020
116	AMN Healthcare Services, Inc.(b)	13,311
944	Aramark	31,020
154	ASGN, Inc.(b)	17,424
79	Barrett Business Services, Inc.	6,025

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.7% (Continued)
145	Brady Corporation, Class A	$7,352
77	Brink’s Company	4,874
128	Cintas Corporation	48,724
122	CorVel Corporation(b)	22,719
273	Deluxe Corporation	9,798
236	Forrester Research, Inc.(b)	11,625
92	FTI Consulting, Inc.(b)	12,392
572	H&R Block, Inc.	14,300
93	Huron Consulting Group, Inc.(b)	4,836
235	Insperity, Inc.	26,024
1,400	Kelly Services, Inc., Class A	26,432
130	Kforce, Inc.	7,753
147	Korn Ferry	10,637
918	ManpowerGroup, Inc.	99,402
3,032	R1 RCM, Inc.(b)	66,734
316	Robert Half International, Inc.	31,704
90	Schnitzer Steel Industries, Inc., Class A	3,943
2,902	SP Plus Corporation(b)	89,004
389	Stericycle, Inc.(b)	26,440
267	TriNet Group, Inc.(b)	25,253
489	TrueBlue, Inc.(b)	13,242
57	UniFirst Corporation	12,119
492	Viad Corporation(b)	22,342
		698,694
	CONSTRUCTION MATERIALS - 0.0%(a)
61	Carlisle Companies, Inc.	12,126

	CONSUMER SERVICES - 0.0%(a)
142	Adtalem Global Education, Inc.(b)	5,369
46	Bright Horizons Family Solutions, Inc.(b)	6,413
16	Graham Holdings Company, Class B	9,427
215	Matthews International Corporation, Class A	7,458
21	Medifast, Inc.	4,045
111	Rent-A-Center, Inc.	6,239

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	CONSUMER SERVICES - 0.0%(a) (Continued)
145	Service Corp International	$8,738
251	WW International, Inc.(b)	4,581
		52,270
	CONTAINERS & PACKAGING - 0.0%(a)
274	Sealed Air Corporation	15,012

	DATA CENTER REIT - 0.0%(a)
148	Digital Realty Trust, Inc.	21,379
27	Equinix, Inc.	21,334
		42,713
	DATA CENTER REITS - 0.0%(a)
65	CyrusOne, Inc.	5,032

	DIVERSIFIED INDUSTRIALS - 2.4%
2,393	3M Company	419,780
66	Dover Corporation	10,263
17,471	General Electric Company	1,800,037
211	Honeywell International, Inc.	44,791
73	Illinois Tool Works, Inc.	15,084
		2,289,955
	E-COMMERCE DISCRETIONARY - 0.5%
1,659	1-800-Flowers.com, Inc., Class A(b)	50,616
100	Amazon.com, Inc.(b)	328,504
75	Chewy, Inc.(b)	5,108
485	eBay, Inc.	33,790
59	Wayfair, Inc., Class A(b)	15,075
		433,093
	ELECTRICAL EQUIPMENT - 0.6%
48	Acuity Brands, Inc.	8,322
63	AMETEK, Inc.	7,813
650	Amphenol Corporation, Class A	47,600
190	Belden, Inc.	11,069
151	Carrier Global Corporation	7,816
52	Cognex Corporation	4,171

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT - 0.6% (Continued)
1,879	Fortive Corporation	$132,600
15	Generac Holdings, Inc.(b)	6,130
69	Hubbell, Inc.	12,466
124	Itron, Inc.(b)	9,378
117	Keysight Technologies, Inc.(b)	19,222
1,657	Kimball Electronics, Inc.(b)	42,701
15	Littelfuse, Inc.	4,099
157	National Instruments Corporation	6,159
143	Novanta, Inc.(b)	22,094
156	OSI Systems, Inc.(b)	14,789
87	Rockwell Automation, Inc.	25,581
46	Roper Technologies, Inc.	20,522
94	Trimble, Inc.(b)	7,732
739	Watts Water Technologies, Inc., Class A	124,219
		534,483
	ENGINEERING & CONSTRUCTION - 0.2%
502	Dycom Industries, Inc.(b)	35,762
83	EMCOR Group, Inc.	9,577
525	Jacobs Engineering Group, Inc.	69,578
529	Tetra Tech, Inc.	79,001
		193,918
	ENTERTAINMENT CONTENT - 0.6%
1,272	Activision Blizzard, Inc.	98,440
214	AMC Networks, Inc., Class A(b)	9,970
1,511	Discovery, Inc. - Series A(b)	38,349
150	Electronic Arts, Inc.	21,338
625	Endeavor Group Holdings, Inc.(b)	17,919
1,380	Fox Corporation, CLASS B	51,226
1,230	Lions Gate Entertainment Corporation, Class A(b)	17,454
304	ROBLOX Corporation, Class A(b)	22,967
119	Take-Two Interactive Software, Inc.(b)	18,334
1,618	ViacomCBS, Inc.	68,069
834	Walt Disney Company(b)	141,087
597	Warner Music Group Corporation	25,516

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ENTERTAINMENT CONTENT - 0.6% (Continued)
2,505	Zynga, Inc., Class A(b)	$18,863
		549,532
	FOOD - 3.8%
1,418	B&G Foods, Inc.	42,384
3,584	Campbell Soup Company	149,847
12,243	Conagra Brands, Inc.	414,670
401	Darling Ingredients, Inc.(b)	28,832
7,990	Flowers Foods, Inc.	188,804
7,662	Fresh Del Monte Produce, Inc.	246,870
7,458	General Mills, Inc.	446,138
1,055	Hain Celestial Group, Inc.(b)	45,133
322	Hershey Company	54,499
1,019	Hostess Brands, Inc.(b)	17,700
937	Ingredion, Inc.	83,402
422	J & J Snack Foods Corporation	64,490
2,038	J M Smucker Company	244,621
109	John B Sanfilippo & Son, Inc.	8,907
6,839	Kellogg Company	437,149
3,838	Lamb Weston Holdings, Inc.	235,538
189	Lancaster Colony Corporation	31,905
442	Mission Produce, Inc.(b)	8,124
8,983	Mondelez International, Inc., Class A	522,630
754	Post Holdings, Inc.(b)	83,061
5,061	TreeHouse Foods, Inc.(b)	201,833
359	Utz Brands, Inc.	6,150
		3,562,687
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
355	Glatfelter Corporation	5,006

	GAS & WATER UTILITIES - 2.6%
2,047	American States Water Company	175,059
8,572	American Water Works Company, Inc.	1,449,011
4,743	California Water Service Group	279,505
8,421	Essential Utilities, Inc.	388,040

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	GAS & WATER UTILITIES - 2.6% (Continued)
267	Middlesex Water Company	$27,442
2,596	SJW Group	171,492
369	York Water Company	16,118
		2,506,667
	HEALTH CARE FACILITIES & SERVICES - 11.9%
585	Acadia Healthcare Company, Inc.(b)	37,311
247	AdaptHealth Corporation(b)	5,753
91	Addus HomeCare Corporation(b)	7,257
1,737	Agiliti, Inc.(b)	33,072
937	agilon health, Inc.(b)	24,559
125	Amedisys, Inc.(b)	18,638
1,908	AmerisourceBergen Corporation	227,911
626	Anthem, Inc.	233,373
246	Apollo Medical Holdings, Inc.(b)	22,398
2,267	Aveanna Healthcare Holdings, Inc.(b)	18,181
15,138	Brookdale Senior Living, Inc.(b)	95,369
14,408	Cardinal Health, Inc.	712,620
794	Catalent, Inc.(b)	105,658
2,373	Centene Corporation(b)	147,862
368	Charles River Laboratories International, Inc.(b)	151,863
42	Chemed Corporation	19,535
39,936	Community Health Systems, Inc.(b)	467,251
5,845	CVS Health Corporation	496,007
1,458	DaVita, Inc.(b)	169,507
795	Encompass Health Corporation	59,657
366	Ensign Group, Inc.	27,410
78	Fulgent Genetics, Inc.(b)	7,016
1,320	Hanger, Inc.(b)	28,987
6,545	HCA Healthcare, Inc.	1,588,603
828	Henry Schein, Inc.(b)	63,060
354	Humana, Inc.	137,759
505	Innovage Holding Corporation(b)	3,338
352	Invitae Corporation(b)	10,007
3,471	IQVIA Holdings, Inc.(b)	831,443

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 11.9% (Continued)
2,901	Laboratory Corp of America Holdings(b)	$816,457
119	LHC Group, Inc.(b)	18,672
145	Magellan Health, Inc.(b)	13,710
4,663	McKesson Corporation	929,709
3,264	Mednax, Inc.(b)	92,796
331	Medpace Holdings, Inc.(b)	62,652
159	Molina Healthcare, Inc.(b)	43,138
99	National HealthCare Corporation	6,928
517	NeoGenomics, Inc.(b)	24,940
8,068	OPKO Health, Inc.(b)	29,448
2,092	Option Care Health, Inc.(b)	50,752
2,666	Ortho Clinical Diagnostics Holdings PLC(b)	49,268
3,690	Owens & Minor, Inc.	115,460
1,201	Patterson Companies, Inc.	36,198
178	Pennant Group, Inc.(b)	5,000
234	Personalis, Inc.(b)	4,502
7,015	PPD, Inc.(b)	328,232
1,299	Premier, Inc., Class A	50,349
3,714	Quest Diagnostics, Inc.	539,681
2,284	RadNet, Inc.(b)	66,944
3,583	Select Medical Holdings Corporation	129,597
81	SI-BONE, Inc.(b)	1,735
533	Sotera Health Company(b)	13,938
1,344	Surgery Partners, Inc.(b)	56,905
3,575	Syneos Health, Inc.(b)	312,741
112	Teladoc Health, Inc.(b)	14,203
8,241	Tenet Healthcare Corporation(b)	547,532
872	Tivity Health, Inc.(b)	20,108
1,947	UnitedHealth Group, Inc.	760,771
2,438	Universal Health Services, Inc., Class B	337,346
73	US Physical Therapy, Inc.	8,074
		11,239,191
	HEALTH CARE REIT - 0.4%
20,353	Diversified Healthcare Trust	68,996

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE REIT - 0.4% (Continued)
530	Healthcare Realty Trust, Inc.	$15,783
628	Healthpeak Properties, Inc.	21,025
411	Medical Properties Trust, Inc.	8,249
173	Omega Healthcare Investors, Inc.	5,183
466	Ventas, Inc.	25,728
1,315	Welltower, Inc.	108,355
		253,319
	HOME & OFFICE PRODUCTS - 0.1%
106	Scotts Miracle-Gro Company	15,514
231	Whirlpool Corporation	47,092
		62,606
	HOME CONSTRUCTION - 0.2%
477	Beazer Homes USA, Inc.(b)	8,228
140	Century Communities, Inc.	8,603
202	Dream Finders Homes, Inc.(b)	3,501
72	Fortune Brands Home & Security, Inc.	6,438
94	Hovnanian Enterprises, Inc.(b)	9,061
467	KB Home	18,176
50	LGI Homes, Inc.(b)	7,096
164	M/I Homes, Inc.(b)	9,479
199	Masco Corporation	11,054
279	MDC Holdings, Inc.	13,035
150	Meritage Homes Corporation(b)	14,550
744	Taylor Morrison Home Corporation(b)	19,180
509	Toll Brothers, Inc.	28,142
588	Tri Pointe Homes, Inc.(b)	12,360
		168,903
	HOTEL REITS - 0.1%
441	Apple Hospitality RET, Inc.	6,937
2,598	Host Hotels & Resorts, Inc. (b)	42,425
509	RLJ Lodging Trust	7,564
82	Ryman Hospitality Properties, Inc. (b)	6,863
855	Park Hotels & Resorts, Inc. (b)	16,365

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HOTEL REITS - 0.1% (Continued)
232	Pebblebrook Hotel Trust	$5,199
521	Sunstone Hotel Investors, Inc. (b)	6,221
311	Xenia Hotels & Resorts, Inc. (b)	5,517
		97,091
	HOUSEHOLD PRODUCTS - 3.7%
670	Central Garden & Pet Company(b)	32,160
2,601	Church & Dwight Company, Inc.	214,765
2,569	Clorox Company	425,452
7,277	Colgate-Palmolive Company	549,996
1,663	Energizer Holdings, Inc.	64,940
313	Estee Lauder Companies, Inc., Class A	93,878
1,576	Kimberly-Clark Corporation	208,725
11,809	Procter & Gamble Company	1,650,898
2,381	Spectrum Brands Holdings, Inc.	227,790
		3,468,604
	INDUSTRIAL INTERMEDIATE PROD - 0.1%
158	Timken Company	10,336
180	Valmont Industries, Inc.	42,322
		52,658
	INDUSTRIAL REIT - 0.0%(a)
544	Americold Realty Trust	15,803
140	Duke Realty Corporation	6,702
158	Prologis, Inc.	19,818
		42,323
	INDUSTRIAL SUPPORT SERVICES - 0.1%
26	AMERCO	16,797
79	Applied Industrial Technologies, Inc.	7,120
180	Fastenal Company	9,290
92	MSC Industrial Direct Company, Inc., Class A	7,377
321	Resideo Technologies, Inc.(b)	7,958
26	SiteOne Landscape Supply, Inc.(b)	5,186
69	United Rentals, Inc.(b)	24,214
30	Watsco, Inc.	7,939
62	WESCO International, Inc.(b)	7,150

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.1% (Continued)
70	WW Grainger, Inc.	$27,514
		120,545
	INFRASTRUCTURE REIT - 0.4%
262	American Tower Corporation	69,536
380	Crown Castle International Corporation	65,862
54	SBA Communications Corporation	17,851
		153,249
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
2,573	Bank of New York Mellon Corporation	133,384
2,509	BGC Partners, Inc., Class A	13,072
126	Cboe Global Markets, Inc.	15,606
690	CME Group, Inc.	133,432
292	Cowen, Inc., Class A	10,019
191	Evercore, Inc., Class A	25,531
823	Goldman Sachs Group, Inc.	311,120
164	Houlihan Lokey, Inc.	15,104
200	Interactive Brokers Group, Inc., Class A	12,468
426	Intercontinental Exchange, Inc.	48,913
2,140	Jefferies Financial Group, Inc.	79,458
514	Lazard Ltd., Class A	23,541
180	Moelis & Company, Class A	11,137
2,411	Morgan Stanley	234,614
175	Nasdaq, Inc.	33,779
261	Northern Trust Corporation	28,138
68	Piper Sandler Cos	9,415
111	PJT Partners, Inc., Class A	8,781
109	SEI Investments Company	6,464
813	State Street Corporation	68,877
472	StoneX Group, Inc.(b)	31,105
54	Tradeweb Markets, Inc., Class A	4,362
		1,258,320
	INSURANCE - 1.8%
1,093	Aflac, Inc.	56,978
1,296	Allstate Corporation	164,994

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSURANCE - 1.8% (Continued)
229	American Equity Investment Life Holding Company	$6,772
207	American Financial Group, Inc.	26,047
886	American International Group, Inc.	48,633
65	American National Group, Inc.	12,287
152	Arthur J Gallagher & Company	22,595
193	Assurant, Inc.	30,446
232	Brighthouse Financial, Inc.(b)	10,493
157	Brown & Brown, Inc.	8,706
236	Cincinnati Financial Corporation	26,956
106	CNA Financial Corporation	4,448
420	CNO Financial Group, Inc.	9,887
1,159	Equitable Holdings, Inc.	34,353
55	Erie Indemnity Company, Class A	9,813
6,713	Genworth Financial, Inc., Class A(b)	25,174
143	Globe Life, Inc.	12,731
144	Hanover Insurance Group, Inc.	18,665
1,081	Hartford Financial Services Group, Inc.	75,940
110	Horace Mann Educators Corporation	4,377
223	Kemper Corporation	14,894
758	Lincoln National Corporation	52,113
1,252	Loews Corporation	67,520
22	Markel Corporation(b)	26,293
527	Marsh & McLennan Companies, Inc.	79,804
255	Mercury General Corporation	14,196
2,514	MetLife, Inc.	155,189
1,203	Old Republic International Corporation	27,825
795	Principal Financial Group, Inc.	51,198
1,446	Progressive Corporation	130,704
1,869	Prudential Financial, Inc.	196,618
309	Radian Group, Inc.	7,020
377	Reinsurance Group of America, Inc.	41,945
132	Selective Insurance Group, Inc.	9,970
112	State Auto Financial Corporation	5,706
808	Travelers Companies, Inc.	122,824

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSURANCE - 1.8% (Continued)
159	United Fire Group, Inc.	$3,673
1,198	Unum Group	30,022
503	Voya Financial, Inc.	30,879
708	W R Berkley Corporation	51,811
5	White Mountains Insurance Group Ltd.	5,348
		1,735,847
	INTERNET MEDIA & SERVICES - 4.9%
53	Airbnb, Inc., CLASS A(b)	8,891
1,427	Alphabet, Inc., Class A(b)	3,815,113
27	Booking Holdings, Inc.(b)	64,094
270	Expedia Group, Inc. (b)	44,253
1,168	Facebook, Inc., Class A(b)	396,408
215	GoDaddy, Inc., Class A(b)	14,986
943	IAC/InterActiveCorporation(b)	122,863
158	Netflix, Inc.(b)	96,434
111	Pinterest, Inc., Class A(b)	5,655
205	Snap, Inc., Class A(b)	15,143
212	Twitter, Inc.(b)	12,803
46	VeriSign, Inc.(b)	9,430
		4,606,073
	LEISURE FACILITIES & SERVICES - 0.5%
405	AMC Entertainment Holdings, Inc., Class A(b)	15,414
119	Cedar Fair, L.P. (b)	5,519
53	Choice Hotels International, Inc.	6,698
550	Cinemark Holdings, Inc. (b)	10,566
248	Hilton Grand Vacations, Inc.(b)	11,797
411	Hilton Worldwide Holdings, Inc. (b)	54,297
339	Hyatt Hotels Corporation, Class A(b)	26,137
247	Live Nation Entertainment, Inc.(b)	22,509
53	Madison Square Garden Sports Corporation(b)	9,855
843	Marriott International, Inc., Class A(b)	124,840
111	Marriott Vacations Worldwide Corporation	17,464
90	SeaWorld Entertainment, Inc.(b)	4,979
1,258	Starbucks Corporation	138,769

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	LEISURE FACILITIES & SERVICES - 0.5% (Continued)
475	Travel + Leisure Company	$25,902
42	Vail Resorts, Inc.	14,030
131	Wyndham Hotels & Resorts, Inc.	10,112
		498,888
	LEISURE PRODUCTS - 0.0%(a)
85	Hasbro, Inc.	7,584

	MACHINERY - 3.6%
4,016	AGCO Corporation	492,080
215	Alamo Group, Inc.	29,999
2,412	Colfax Corporation(b)	110,711
3,895	Deere & Company	1,305,097
600	Energy Recovery, Inc.(b)	11,418
3,698	Evoqua Water Technologies Corporation(b)	138,897
191	Flowserve Corporation	6,622
1,267	Franklin Electric Company, Inc.	101,170
58	Graco, Inc.	4,058
184	Hillenbrand, Inc.	7,848
393	Hyster-Yale Materials Handling, Inc., Class A	19,752
25	IDEX Corporation	5,174
146	Ingersoll Rand, Inc.(b)	7,360
391	Lindsay Corporation	59,350
51	Nordson Corporation	12,146
124	Parker-Hannifin Corporation	34,673
67	Regal Rexnord Corporation	10,073
62	SPX FLOW, Inc.	4,532
74	Standex International Corporation	7,319
95	Stanley Black & Decker, Inc.	16,654
8,222	Xylem, Inc.	1,016,897
		3,401,830
	MEDICAL EQUIPMENT & DEVICES - 5.6%
26	10X Genomics, Inc., Class A(b)	3,785
2,038	Abbott Laboratories	240,749
50	ABIOMED, Inc.(b)	16,276

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.6% (Continued)
257	Adaptive Biotechnologies Corporation(b)	$8,735
564	Agilent Technologies, Inc.	88,847
18	Align Technology, Inc.(b)	11,978
297	Alphatec Holdings, Inc.(b)	3,620
341	AngioDynamics, Inc.(b)	8,846
260	Apria, Inc.(b)	9,659
672	Aspira Women’s Health, Inc.(b)	2,184
76	AtriCure, Inc.(b)	5,286
5	Atrion Corporation	3,488
766	Avanos Medical, Inc.(b)	23,899
3,278	Avantor, Inc.(b)	134,070
151	Axogen, Inc.(b)	2,386
5,137	Baxter International, Inc.	413,170
2,148	Becton Dickinson and Company	528,022
107	BioLife Solutions, Inc.(b)	4,528
353	Bionano Genomics, Inc.(b)	1,942
114	Bio-Rad Laboratories, Inc., Class A(b)	85,038
153	Bio-Techne Corporation	74,139
163	Bioventus, Inc.(b)	2,308
8,131	Boston Scientific Corporation(b)	352,804
348	Bruker Corporation	27,179
178	Cardiovascular Systems, Inc.(b)	5,844
188	CareDx, Inc.(b)	11,914
266	Castle Biosciences, Inc.(b)	17,689
338	Cerus Corporation(b)	2,058
198	CONMED Corporation	25,904
77	Cooper Companies, Inc.	31,825
276	CryoLife, Inc.(b)	6,152
967	Danaher Corporation	294,393
226	DENTSPLY SIRONA, Inc.	13,119
89	DermTech, Inc.(b)	2,858
54	DexCom, Inc.(b)	29,530
970	Edwards Lifesciences Corporation(b)	109,814
417	Envista Holdings Corporation(b)	17,435

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.6% (Continued)
164	Exact Sciences Corporation(b)	$15,654
38	Glaukos Corporation(b)	1,830
274	Globus Medical, Inc., Class A(b)	20,994
483	Haemonetics Corporation(b)	34,095
632	Hill-Rom Holdings, Inc.	94,800
1,053	Hologic, Inc.(b)	77,722
167	ICU Medical, Inc.(b)	38,974
30	IDEXX Laboratories, Inc.(b)	18,657
160	Illumina, Inc.(b)	64,898
24	Inari Medical, Inc.(b)	1,946
146	Inogen, Inc.(b)	6,291
7	Inspire Medical Systems, Inc.(b)	1,630
60	Insulet Corporation(b)	17,054
1,279	Integer Holdings Corporation(b)	114,266
552	Integra LifeSciences Holdings Corporation(b)	37,801
111	Intuitive Surgical, Inc.(b)	110,351
84	iRhythm Technologies, Inc.(b)	4,919
385	Lantheus Holdings, Inc.(b)	9,887
60	LeMaitre Vascular, Inc.	3,185
77	Masimo Corporation(b)	20,845
285	Meridian Bioscience, Inc.(b)	5,483
361	Merit Medical Systems, Inc.(b)	25,920
24	Mettler-Toledo International, Inc.(b)	33,057
605	MiMedx Group, Inc.(b)	3,666
522	Myriad Genetics, Inc.(b)	16,855
205	NanoString Technologies, Inc.(b)	9,842
169	Natera, Inc.(b)	18,833
334	Natus Medical, Inc.(b)	8,377
76	Neogen Corporation(b)	3,301
74	Nevro Corporation(b)	8,612
545	NuVasive, Inc.(b)	32,618
464	OraSure Technologies, Inc.(b)	5,248
253	Orthofix Medical, Inc.(b)	9,644
24	OrthoPediatrics Corporation(b)	1,572

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.6% (Continued)
342	Pacific Biosciences of California, Inc.(b)	$8,738
50	Penumbra, Inc.(b)	13,325
387	PerkinElmer, Inc.	67,063
221	Precision BioSciences, Inc.(b)	2,550
134	Quidel Corporation(b)	18,914
162	Repligen Corporation(b)	46,816
204	ResMed, Inc.	53,764
282	SeaSpine Holdings Corporation(b)	4,436
2,764	Senseonics Holdings, Inc.(b)	9,370
16,094	SmileDirectClub, Inc.(b)	85,620
1,867	Stryker Corporation	492,366
51	Surmodics, Inc.(b)	2,836
103	Tactile Systems Technology, Inc.(b)	4,578
320	Talis Biomedical Corporation(b)	2,000
64	Tandem Diabetes Care, Inc.(b)	7,640
186	Teleflex, Inc.	70,038
975	Thermo Fisher Scientific, Inc.	557,048
67	Varex Imaging Corporation(b)	1,889
216	Veracyte, Inc.(b)	10,033
219	Vericel Corporation(b)	10,687
111	Waters Corporation(b)	39,660
120	West Pharmaceutical Services, Inc.	50,945
1,963	Zimmer Biomet Holdings, Inc.	287,305
		5,347,921
	METALS & MINING - 0.1%
1,618	Compass Minerals International, Inc.	104,200
68	Encore Wire Corporation	6,448
		110,648
	MORTGAGE FINANCE - 0.1%
1,629	Annaly Capital Management, Inc.	13,716
140	Blackstone Mortgage Trust, Inc., Class A	4,245
598	Chimera Investment Corporation	8,880
1,583	New Residential Investment Corporation	17,413
358	PennyMac Mortgage Investment Trust	7,049

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MORTGAGE FINANCE - 0.1% (Continued)
277	Starwood Property Trust, Inc.	$6,762
		58,065
	MULTI ASSET CLASS REIT - 0.0%(a)
155	Apartment Income REIT Corporation	7,566
394	Vornado Realty Trust	16,552
80	WP Carey, Inc.	5,843
		29,961
	OFFICE REIT - 0.2%
360	Alexandria Real Estate Equities, Inc.	68,785
285	Boston Properties, Inc.	30,880
561	Brandywine Realty Trust	7,529
154	Douglas Emmett, Inc.	4,868
674	Hudson Pacific Properties, Inc.	17,706
82	Kilroy Realty Corporation	5,429
110	SL Green Realty Corporation	7,792
		142,989
	PUBLISHING & BROADCASTING - 0.1%
3,877	Clear Channel Outdoor Holdings, Inc.(b)	10,507
248	Gray Television, Inc.	5,659
1,006	iHeartMedia, Inc., Class A(b)	25,170
70	Nexstar Media Group, Inc., Class A	10,637
355	Sinclair Broadcast Group, Inc., Class A	11,246
569	TEGNA, Inc.	11,221
		74,440
	REAL ESTATE SERVICES - 0.2%
894	CBRE Group, Inc., Class A(b)	87,040
302	Jones Lang LaSalle, Inc. (b)	74,923
506	Newmark Group, Inc., Class A	7,241
1,535	Realogy Holdings Corporation(b)	26,924
116	RMR Group, Inc., Class A	3,880
		200,008
	RESIDENTIAL REIT - 0.0%(a)
129	American Campus Communities, Inc.	6,250
86	AvalonBay Communities, Inc.	19,061

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RESIDENTIAL REIT - 0.0%(a) (Continued)
54	Camden Property Trust	$7,963
94	Equity LifeStyle Properties, Inc.	7,341
300	Equity Residential	24,276
40	Essex Property Trust, Inc.	12,790
63	Mid-America Apartment Communities, Inc.	11,765
45	Sun Communities, Inc.	8,330
156	UDR, Inc.	8,265
		106,041
	RETAIL - CONSUMER STAPLES - 1.3%
84	BJ’s Wholesale Club Holdings, Inc.(b)	4,613
111	Costco Wholesale Corporation	49,878
384	Dollar General Corporation	81,462
62	Dollar Tree, Inc.(b)	5,935
1,947	Kroger Company	78,717
2,481	Rite Aid Corporation(b)	35,230
1,786	SpartanNash Company	39,113
520	Sprouts Farmers Market, Inc.(b)	12,048
563	Target Corporation	128,798
8,742	Walgreens Boots Alliance, Inc.	411,312
2,643	Walmart, Inc.	368,381
		1,215,487
	RETAIL - DISCRETIONARY - 1.2%
251	Aaron’s Company, Inc.	6,913
340	Academy Sports & Outdoors, Inc.(b)	13,607
145	American Eagle Outfitters, Inc.	3,741
71	Bath & Body Works, Inc.	4,475
112	Beacon Roofing Supply, Inc.(b)	5,349
2,223	Best Buy Company, Inc.	234,993
106	BlueLinx Holdings, Inc.(b)	5,181
49	Burlington Stores, Inc.(b)	13,895
388	Conn’s, Inc.(b)	8,858
205	Dick’s Sporting Goods, Inc.	24,553
92	Dillard’s, Inc., Class A	15,872
42	Floor & Decor Holdings, Inc., Class A(b)	5,073

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL - DISCRETIONARY - 1.2% (Continued)
202	Foot Locker, Inc.	$9,223
312	GameStop Corporation, Class A(b)	54,747
450	Gap, Inc.	10,215
132	GMS, Inc.(b)	5,782
714	Home Depot, Inc.	234,378
1,053	Kohl’s Corporation	49,586
1,033	Lowe’s Companies, Inc.	209,554
3,634	Macy’s, Inc.	82,128
423	Nordstrom, Inc. (b)	11,188
510	Petco Health & Wellness Company, Inc.(b)	10,761
71	PetIQ, Inc.(b)	1,773
3,726	Qurate Retail, Inc. - Series A	37,968
400	Ross Stores, Inc.	43,540
369	Sally Beauty Holdings, Inc.(b)	6,218
1,224	TJX Companies, Inc.	80,760
118	Tractor Supply Company	23,908
39	Ulta Beauty, Inc.(b)	14,076
15	Victoria’s Secret & Company(b)	829
		1,229,144
	RETAIL REIT - 0.0%(a)
269	Brixmor Property Group, Inc.	5,948
42	Federal Realty Investment Trust	4,956
313	Macerich Company	5,230
116	Realty Income Corporation	7,524
271	Simon Property Group, Inc.	35,222
96	VEREIT, Inc.	4,342
		63,222
	SELF-STORAGE REIT - 0.0%(a)
44	Extra Space Storage, Inc.	7,392
65	Public Storage	19,312
		26,704
	SEMICONDUCTORS - 1.4%
237	Advanced Micro Devices, Inc.(b)	24,387
1,020	Amkor Technology, Inc.	25,449

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 1.4% (Continued)
198	Analog Devices, Inc.	$33,161
632	Applied Materials, Inc.	81,357
224	Broadcom, Inc.	108,624
260	Brooks Automation, Inc.	26,611
218	Cirrus Logic, Inc.(b)	17,952
26	Coherent, Inc.(b)	6,502
43	Entegris, Inc.	5,414
127	II-VI, Inc.(b)	7,539
8,432	Intel Corporation	449,256
46	IPG Photonics Corporation(b)	7,286
78	KLA Corporation	26,092
80	Lam Research Corporation	45,532
158	Marvell Technology, Inc.	9,529
114	Microchip Technology, Inc.	17,498
1,622	Micron Technology, Inc.	115,130
60	MKS Instruments, Inc.	9,055
199	NVIDIA Corporation	41,225
485	ON Semiconductor Corporation(b)	22,198
98	Qorvo, Inc.(b)	16,385
725	QUALCOMM, Inc.	93,511
209	Skyworks Solutions, Inc.	34,439
42	Synaptics, Inc.(b)	7,549
80	Teradyne, Inc.	8,734
292	Texas Instruments, Inc.	56,125
563	Vishay Intertechnology, Inc.	11,311
65	Xilinx, Inc.	9,814
		1,317,665
	SOFTWARE - 3.3%
605	1Life Healthcare, Inc.(b)	12,251
60	Adobe, Inc.(b)	34,543
57	Akamai Technologies, Inc.(b)	5,962
12	ANSYS, Inc.(b)	4,085
23	Autodesk, Inc.(b)	6,559
428	Avaya Holdings Corporation(b)	8,470

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 3.3% (Continued)
49	Cadence Design Systems, Inc.(b)	$7,421
385	Cerner Corporation	27,150
92	Citrix Systems, Inc.	9,878
52	Concentrix Corporation(b)	9,204
248	Dropbox, Inc., Class A(b)	7,247
18	Fortinet, Inc.(b)	5,257
63	Intuit, Inc.	33,989
9,199	Microsoft Corporation	2,593,382
429	NortonLifeLock, Inc.	10,854
78	Nuance Communications, Inc.(b)	4,293
345	Oak Street Health, Inc.(b)	14,673
337	Omnicell, Inc.(b)	50,021
1,665	Oracle Corporation	145,071
12	Palo Alto Networks, Inc.(b)	5,748
152	Privia Health Group, Inc.(b)	3,581
151	salesforce.com, Inc.(b)	40,954
10	ServiceNow, Inc.(b)	6,223
343	SS&C Technologies Holdings, Inc.	23,804
38	Synopsys, Inc.(b)	11,378
207	Tabula Rasa HealthCare, Inc.(b)	5,425
98	Teradata Corporation(b)	5,620
61	VMware, Inc., Class A(b)	9,071
20	Workday, Inc., Class A(b)	4,998
		3,107,112
	SPECIALTY FINANCE - 1.3%
804	Alliance Data Systems Corporation	81,116
2,354	American Express Company	394,365
1,859	Capital One Financial Corporation	301,101
1,107	Discover Financial Services	135,995
52	Federal Agricultural Mortgage Corporation, Class C	5,643
925	Fidelity National Financial, Inc.	41,940
250	First American Financial Corporation	16,763
67	FirstCash, Inc.	5,863
407	Guild Holdings Company	5,600

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SPECIALTY FINANCE - 1.3% (Continued)
1,487	loanDepot, Inc.	$10,067
459	MGIC Investment Corporation	6,867
194	Mr. Cooper Group, Inc.(b)	7,987
278	OneMain Holdings, Inc.	15,382
215	PennyMac Financial Services, Inc.	13,143
198	PROG Holdings, Inc.	8,318
3,177	Rocket Companies, Inc.	50,959
194	Stewart Information Services Corporation	12,272
3,309	Synchrony Financial	161,743
55	Walker & Dunlop, Inc.	6,243
		1,281,367
	SPECIALTY REIT - 0.0%(a)
683	Iron Mountain, Inc.	29,676
73	Lamar Advertising Company, Class A	8,282
286	Outfront Media, Inc.	7,207
		45,165
	STEEL - 0.0%(a)
150	Reliance Steel & Aluminum Company	21,363

	TECHNOLOGY HARDWARE - 5.0%
16,975	Apple, Inc.	2,401,962
69	Arista Networks, Inc.(b)	23,711
149	Arrow Electronics, Inc.(b)	16,731
319	Avnet, Inc.	11,793
346	Benchmark Electronics, Inc.	9,242
565	Ciena Corporation(b)	29,013
4,718	Cisco Systems, Inc.	256,801
1,363	CommScope Holding Company, Inc.(b)	18,523
1,870	Corning, Inc.	68,236
207	Corsair Gaming, Inc.(b)	5,368
6,465	Dell Technologies, Inc., Class C(b)	672,619
46	F5 Networks, Inc.(b)	9,144
8,814	Hewlett Packard Enterprise Company	125,600
21,076	HP, Inc.	576,639

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY HARDWARE - 5.0% (Continued)
688	Inseego Corporation(b)	$4,582
64	InterDigital, Inc.	4,340
3,067	Jabil, Inc.	179,021
836	Juniper Networks, Inc.	23,007
301	Knowles Corporation(b)	5,641
100	Lumentum Holdings, Inc.(b)	8,354
98	Motorola Solutions, Inc.	22,767
798	NCR Corporation(b)	30,930
321	NetApp, Inc.	28,813
2,084	Pitney Bowes, Inc.	15,026
155	Plantronics, Inc.(b)	3,985
1,238	Sanmina Corporation(b)	47,713
330	Super Micro Computer, Inc.(b)	12,068
62	Synnex Corporation	6,454
872	TTM Technologies, Inc.(b)	10,961
17	Ubiquiti, Inc.	5,077
1,240	Western Digital Corporation(b)	69,986
1,829	Xerox Holdings Corporation	36,891
24	Zebra Technologies Corporation, Class A(b)	12,370
		4,753,368
	TECHNOLOGY SERVICES - 1.5%
335	Amdocs Ltd.	25,363
246	Automatic Data Processing, Inc.	49,180
177	Broadridge Financial Solutions, Inc.	29,495
406	CDW Corporation/DE	73,900
903	Cognizant Technology Solutions Corporation, Class A	67,012
17,945	Conduent, Inc.(b)	118,258
109	CSG Systems International, Inc.	5,254
2,785	DXC Technology Company(b)	93,604
8	EPAM Systems, Inc.(b)	4,564
129	Equifax, Inc.	32,691
123	Euronet Worldwide, Inc.(b)	15,655
56	ExlService Holdings, Inc.(b)	6,895
13	Fair Isaac Corporation(b)	5,173

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 1.5% (Continued)
507	Fidelity National Information Services, Inc.	$61,692
496	Fiserv, Inc.(b)	53,816
79	Gartner, Inc.(b)	24,007
192	Global Payments, Inc.	30,255
141	Green Dot Corporation, Class A(b)	7,097
91	ICF International, Inc.	8,125
510	Insight Enterprises, Inc.(b)	45,941
1,042	International Business Machines Corporation	144,765
26	Jack Henry & Associates, Inc.	4,266
248	Mastercard, Inc., Class A	86,225
227	MAXIMUS, Inc.	18,886
914	MoneyGram International, Inc.(b)	7,330
104	Moody’s Corporation	36,931
3,500	Nielsen Holdings PLC	67,165
209	Paychex, Inc.	23,502
293	PayPal Holdings, Inc.(b)	76,242
1,058	Rackspace Technology, Inc.(b)	15,045
107	S&P Global, Inc.	45,463
810	Sabre Corporation(b)	9,590
51	Square, Inc., Class A(b)	12,232
210	TransUnion	23,585
430	Unisys Corporation(b)	10,810
38	Verisk Analytics, Inc.	7,610
264	Visa, Inc., Class A	58,806
833	Western Union Company	16,843
		1,423,273
	TELECOMMUNICATIONS - 5.0%
25,651	AT&T, Inc.	692,833
329	EchoStar Corporation, Class A(b)	8,393
149	IDT Corporation, Class B(b)	6,251
11,600	Lumen Technologies, Inc.	143,724
1,517	Telephone and Data Systems, Inc.	29,582
1,306	T-Mobile US, Inc.(b)	166,855
140	United States Cellular Corporation(b)	4,465

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TELECOMMUNICATIONS - 5.0% (Continued)
70,467	Verizon Communications, Inc.	$3,805,922
		4,858,025
	TRANSPORTATION & LOGISTICS - 0.1%
247	J.B. Hunt Transport Services, Inc.	41,303
159	Landstar System, Inc.	25,093
471	Schneider National, Inc., Class B	10,711
		77,107
	WHOLESALE - CONSUMER STAPLES - 4.3%
2,280	Andersons, Inc.	70,292
7,663	Archer-Daniels-Midland Company	459,857
26,687	Bunge Ltd.	2,170,186
166	Calavo Growers, Inc.	6,348
335	Chefs’ Warehouse, Inc.(b)	10,911
6,689	Performance Food Group Company(b)	310,771
6,900	Sysco Corporation	541,650
3,444	United Natural Foods, Inc.(b)	166,758
11,095	US Foods Holding Corporation(b)	384,553
		4,121,326
	WHOLESALE - DISCRETIONARY - 0.1%
133	ePlus, Inc.(b)	13,647
174	PC Connection, Inc.	7,661
26	Pool Corporation	11,295
463	ScanSource, Inc.(b)	16,108
232	Veritiv Corporation(b)	20,778
		69,489

	TOTAL COMMON STOCKS (Cost $91,992,792)	94,689,143

	REAL ESTATE INVESTMENT TRUSTS — 0.0%(a)
	REAL ESTATE INVESTMENT TRUSTS - 0.0%(a)
189	American Homes 4 Rent, Class A	7,205
147	Highwoods Properties, Inc.(b)	6,447
248	Invitation Homes, Inc.	9,506
	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $22,666)	23,158

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

TOTAL INVESTMENTS - 99.8% (Cost $92,015,458)	$94,712,301
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	221,427
NET ASSETS - 100.0%	$94,933,728

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.